Apr. 30, 2018

GOLDMAN SACHS TRUST

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 30, 2018 to the

Prospectus and Summary Prospectuses, each dated April 30, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Trust has approved a change to each Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments. These changes will be effective at the close of business on June 29, 2018 (the “Effective Date”).

On the Effective Date, the Goldman Sachs International Equity Dividend and Premium Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of the market capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged) at the time of investment; the Goldman Sachs International Tax-Managed Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in equity investments in non-U.S. issuers; the Goldman Sachs U.S. Tax-Managed Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in equity investments in U.S. issuers; and the Goldman Sachs U.S. Equity Dividend and Premium Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in dividend-paying equity investments in large-cap U.S. issuers with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of the investment.

The above referenced Prospectus and Summary Prospectuses reflect the forthcoming change in each Fund’s 80% policy, while each Fund’s current 80% policy reflected below will remain in place until the Effective Date. Accordingly, effective immediately, the Funds’ Prospectus and Summary Prospectuses are revised as follows:

Goldman Sachs International Equity Dividend and Premium Fund

The following replaces in its entirety the first sentence of the first paragraph under the “Goldman Sachs International Equity Dividend and Premium Fund—Summary—Principal Strategy” section in the Fund’s Prospectus and the “Principal Strategy” section in the Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in dividend-paying equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States with public stock market capitalizations within the range of the market capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged) (“MSCI EAFE Index”) at the time of investment.

Goldman Sachs International Tax-Managed Equity Fund

The following replaces in its entirety the first paragraph under the “Goldman Sachs International Tax-Managed Equity Fund—Summary—Principal Strategy” section in the Fund’s Prospectus and the “Principal Strategy” section in the Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

Goldman Sachs U.S. Tax-Managed Equity Fund

The following replaces in its entirety the first sentence of the first paragraph under the “Goldman Sachs U.S. Tax-Managed Equity Fund—Summary—Principal Strategy” section in the Fund’s Prospectus and the “Principal Strategy” section in the Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in U.S. issuers, including foreign issuers that are traded in the United States.

Goldman Sachs U.S. Equity Dividend and Premium Fund

The following replaces in its entirety the first sentence of the first paragraph under the “Goldman Sachs U.S. Equity Dividend and Premium Fund—Summary—Principal Strategy” section in the Fund’s Prospectus and the “Principal Strategy” section in the Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in dividend-paying equity investments in large-cap U.S. issuers (including foreign issuers that are traded in the United States) with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment.